LIBERTY SMALL-CAP
                                   VALUE FUND

                                  Annual Report
                                  June 30, 2002




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

 PRESIDENT'S MESSAGE

[photo of Keith T. Banks]

Dear Shareholder:

Small cap value stocks were the stars of the US stock market as value generally outperformed growth and other broad stock market measures were stuck in negative territory. Basic industrial sectors of the market, including construction and housing, and certain sectors tied to consumer spending moved up. The Russell 2000 Value Index, a common measure of small cap value stock performance, returned 8.49% for the 12-month period ended June 30th, despite losing some ground in the final three months of the period.

Although value stocks did well, a broadly declining stock market serves as a reminder that having a fixed-income component in your overall investment portfolio (which may be a sound strategy in any environment) may be particularly beneficial when stocks fall on difficult times. If fixed-income investments are not part of your portfolio, speak with your investment professional about the potential benefits of incorporating them in your financial plan.

The following report will provide you with more detailed information about the fund's performance and the strategies used by portfolio manager Stephen Barbaro. As always, we thank you for investing in Liberty Small-Cap Value Fund and for giving us the opportunity to help you build a strong financial future.

Sincerely,

/s/ Keith T. Banks

Keith T. Banks
President
Liberty Funds

 Net asset value per share as of 6/30/02 ($)
         Class A               37.54
         Class B               34.50
         Class C               35.59
         Class Z               38.28

Distributions per share 7/1/01 - 6/30/02 ($)
         Class A                2.17
         Class B                2.17
         Class C                2.17
         Class Z                2.17



             O NOT FDIC INSURED O MAY LOSE VALUE O NO BANK GUARANTEE

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PERFORMANCE INFORMATION

Value of a $10,000 investment
6/30/92 - 6/30/02



Performance of a $10,000 investment
6/30/92 - 6/30/02 ($)

            without sales  with sales
               charge        charge
-----------------------------------------
Class A       39,057        36,811
Class B       36,343        36,343
Class C       37,236        37,236
Class Z       39,736         n/a

[line chart data]:
                  Class A     Class A     S & P        S & P
                  shares      shares      SmallCap     SmallCap
                  without     with        600 Index    600/Barra
                  sales       sales       Index        Value
                  charge      charge                   Index

06/30/1992        $10,000      $9,425      $10,000     $10,000
07/31/1992        $10,389      $9,792      $10,372     $10,372
08/31/1992         $9,886      $9,318      $10,076     $10,076
09/30/1992        $10,073      $9,494      $10,364     $10,364
10/31/1992        $10,405      $9,807      $10,795     $10,795
11/30/1992        $11,297     $10,648      $11,723     $11,723
12/31/1992        $11,800     $11,121      $12,140     $12,140
01/31/1993        $12,708     $11,978      $12,466     $12,466
02/28/1993        $12,538     $11,817      $12,110     $12,110
03/31/1993        $12,854     $12,115      $12,573     $12,573
04/30/1993        $12,335     $11,626      $12,115     $12,115
05/31/1993        $12,854     $12,115      $12,766     $12,766
06/30/1993        $12,862     $12,122      $12,846     $12,846
07/31/1993        $12,984     $12,237      $12,979     $12,979
08/31/1993        $13,414     $12,643      $13,664     $13,664
09/30/1993        $13,568     $12,788      $14,160     $14,160
10/31/1993        $13,966     $13,163      $14,432     $14,432
11/30/1993        $13,691     $12,903      $13,915     $13,915
12/31/1993        $14,023     $13,217      $14,419     $14,419
01/31/1994        $14,632     $13,790      $14,759     $14,759
02/28/1994        $14,826     $13,974      $14,716     $14,725
03/31/1994        $14,186     $13,370      $13,660     $13,943
04/30/1994        $14,348     $13,523      $13,865     $14,150
05/31/1994        $14,072     $13,263      $13,590     $13,963
06/30/1994        $13,521     $12,743      $13,086     $13,614
07/31/1994        $13,845     $13,049      $13,250     $13,830
08/31/1994        $14,770     $13,921      $14,152     $14,552
09/30/1994        $14,754     $13,905      $14,078     $14,334
10/31/1994        $14,858     $14,004      $13,938     $13,971
11/30/1994        $14,591     $13,752      $13,405     $13,470
12/31/1994        $14,908     $14,050      $13,730     $13,750
01/31/1995        $14,924     $14,066      $13,536     $13,716
02/28/1995        $15,548     $14,654      $14,094     $14,186
03/31/1995        $16,050     $15,127      $14,378     $14,451
04/30/1995        $16,326     $15,387      $14,699     $15,061
05/31/1995        $16,747     $15,784      $14,930     $15,394
06/30/1995        $18,053     $17,015      $15,748     $16,124
07/31/1995        $20,139     $18,981      $16,953     $16,885
08/31/1995        $20,350     $19,180      $17,320     $17,361
09/30/1995        $20,796     $19,600      $17,762     $17,719
10/31/1995        $19,951     $18,804      $16,886     $16,836
11/30/1995        $20,682     $19,493      $17,553     $17,518
12/31/1995        $20,504     $19,325      $17,843     $17,970
01/31/1996        $20,248     $19,083      $17,881     $18,144
02/29/1996        $21,256     $20,034      $18,467     $18,631
03/31/1996        $21,966     $20,703      $18,862     $19,005
04/30/1996        $23,128     $21,798      $19,945     $19,938
05/31/1996        $23,965     $22,587      $20,653     $20,570
06/30/1996        $22,623     $21,322      $19,843     $20,130
07/31/1996        $21,076     $19,864      $18,478     $19,049
08/31/1996        $22,007     $20,742      $19,620     $20,165
09/30/1996        $23,134     $21,804      $20,481     $20,718
10/31/1996        $22,750     $21,442      $20,340     $21,051
11/30/1996        $24,108     $22,722      $21,396     $22,327
12/31/1996        $24,265     $22,870      $21,646     $22,660
01/31/1997        $24,512     $23,103      $22,005     $23,385
02/28/1997        $24,000     $22,620      $21,550     $23,528
03/31/1997        $22,903     $21,586      $20,444     $22,739
04/30/1997        $23,240     $21,904      $20,696     $23,035
05/31/1997        $25,415     $23,954      $23,128     $25,230
06/30/1997        $27,042     $25,487      $24,150     $26,557
07/31/1997        $28,651     $27,003      $25,669     $28,305
08/31/1997        $29,040     $27,370      $26,316     $28,854
09/30/1997        $30,969     $29,188      $28,055     $30,842
10/31/1997        $29,959     $28,236      $26,843     $29,904
11/30/1997        $29,968     $28,245      $26,647     $30,054
12/31/1997        $30,058     $28,330      $27,186     $30,922
01/31/1998        $29,859     $28,143      $26,655     $30,282
02/28/1998        $32,314     $30,456      $29,084     $32,817
03/31/1998        $34,175     $32,210      $30,195     $34,445
04/30/1998        $34,626     $32,635      $30,373     $34,669
05/31/1998        $32,407     $30,543      $28,763     $33,154
06/30/1998        $32,164     $30,314      $28,844     $33,137
07/31/1998        $29,172     $27,495      $26,640     $30,072
08/31/1998        $23,250     $21,914      $21,498     $24,647
09/30/1998        $23,767     $22,400      $22,814     $25,953
10/31/1998        $25,590     $24,118      $23,873     $27,087
11/30/1998        $27,573     $25,987      $25,217     $28,244
12/31/1998        $28,201     $26,580      $26,826     $29,354
01/31/1999        $27,533     $25,950      $26,490     $29,016
02/28/1999        $24,722     $23,300      $24,104     $26,654
03/31/1999        $24,279     $22,883      $24,414     $26,551
04/30/1999        $26,122     $24,620      $26,028     $28,863
05/31/1999        $27,023     $25,470      $26,661     $30,015
06/30/1999        $28,537     $26,896      $28,178     $31,837
07/31/1999        $28,414     $26,780      $27,930     $31,340
08/31/1999        $26,655     $25,122      $26,701     $30,027
09/30/1999        $26,506     $24,982      $26,813     $29,474
10/31/1999        $26,683     $25,149      $26,746     $28,793
11/30/1999        $27,500     $25,919      $27,872     $29,438
12/31/1999        $29,362     $27,673      $30,155     $30,242
01/31/2000        $27,803     $26,204      $29,220     $28,694
02/29/2000        $29,090     $27,417      $33,132     $29,991
03/31/2000        $29,907     $28,188      $31,907     $31,097
04/30/2000        $30,087     $28,357      $31,361     $31,315
05/31/2000        $29,326     $27,639      $30,433     $30,805
06/30/2000        $30,604     $28,844      $32,231     $31,689
07/31/2000        $30,840     $29,067      $31,442     $32,313
08/31/2000        $33,350     $31,433      $34,227     $34,200
09/30/2000        $33,604     $31,671      $33,296     $34,132
10/31/2000        $33,631     $31,697      $33,506     $34,299
11/30/2000        $31,101     $29,313      $30,018     $32,032
12/31/2000        $34,930     $32,922      $33,716     $36,555
01/31/2001        $34,832     $32,829      $35,163     $39,450
02/28/2001        $33,756     $31,815      $33,018     $37,785
03/31/2001        $33,034     $31,134      $31,502     $36,217
04/30/2001        $35,207     $33,183      $33,903     $38,397
05/31/2001        $36,422     $34,328      $34,550     $39,376
06/30/2001        $36,688     $34,578      $35,815     $40,880
07/31/2001        $36,677     $34,568      $35,217     $40,496
08/31/2001        $36,013     $33,942      $34,414     $39,844
09/30/2001        $31,767     $29,940      $29,761     $34,142
10/31/2001        $32,510     $30,641      $31,347     $35,703
11/30/2001        $34,770     $32,770      $33,642     $38,559
12/31/2001        $37,332     $35,186      $35,920     $41,343
01/31/2002        $37,571     $35,411      $36,232     $42,116
02/28/2002        $38,206     $36,009      $35,609     $41,935
03/31/2002        $40,984     $38,627      $38,422     $45,579
04/30/2002        $41,816     $39,411      $39,509     $47,443
05/31/2002        $40,390     $38,067      $37,874     $45,645
06/30/2002        $39,057     $36,811      $35,926     $43,605


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

The S&P SmallCap 600/Barra Value Index is an unmanaged index that tracks the performance of value stocks contained in the S&P SmallCap 600 Index, as determined by the low price to book ratios. The S&P SmallCap 600 Index tracks the performance of 600 small-capitalization stocks. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

The inception date of the S&P SmallCap 600/Barra Value Index is 2/1/94. Performance prior to that time represents returns of the S&P SmallCap 600 Index.

Average annual total return as of 6/30/02 (%)

Share class                                      A                      B                       C                Z
Inception                                    7/25/86(1)              11/9/92                 1/15/96          1/31/96
----------------------------------------------------------------------------------------------------------------------
                                       without       with     without       with      without      with       without
                                        sales        sales      sales       sales       sales      sales       sales
                                        charge      charge     charge      charge      charge     charge      charge
----------------------------------------------------------------------------------------------------------------------
1-year                                    6.43        0.31       5.65       0.71        5.66        4.67        6.71
----------------------------------------------------------------------------------------------------------------------
5-year                                    7.63        6.36       6.81       6.50        6.83        6.83        7.88
----------------------------------------------------------------------------------------------------------------------
10-year                                  14.60       13.92      13.77      13.77       14.05       14.05       14.79
----------------------------------------------------------------------------------------------------------------------


The graph and table do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Past performance is no guarantee of future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for Class A shares, the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the Class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

Class B, C and Z share (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns are not restated to reflect any expense differential (e.g. Rule 12b-1 fees) between class A and newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been different.

-----------
1 Investment policies changed November 2, 1992.

TOP 10 HOLDINGS AS OF 6/30/02 (%)


EMCOR GROUP                                 1.7
TOWER AUTOMOTIVE                            1.7
WOLVERINE WORLD WIDE                        1.6
SIX FLAGS                                   1.4
RELIANCE STEEL & ALUMINUM                   1.4
LANDSTAR SYSTEM                             1.4
ESTERLINE TECHNOLOGIES                      1.3
MYKROLIS                                    1.3
WERNER ENTERPRISES                          1.3
PRE-PAID LEGAL SERVICES                     1.3

HOLDINGS BREAKDOWNS ARE CALCULATED AS A PERCENTAGE OF NET ASSETS. THERE CAN BE NO GUARANTEE THE FUND WILL CONTINUE TO MAINTAIN THESE HOLDINGS IN THE FUTURE, SINCE THE FUND IS ACTIVELY MANAGED.

PORTFOLIO MANAGER'S REPORT

Continuing a trend that began in 2000, investors favored the value style of investing and preferred small-cap stocks to their larger-cap counterparts over the course of the fiscal year. For the twelve-month period ended June 30, 2002, the fund's class A shares posted a total return of 6.43% without sales charge. The fund performed in line with the S&P SmallCap 600/Barra Value Index which posted a total return of 6.66% for the same period. The fund outperformed the Morningstar(R) Small Blend Category, which returned negative 2.21% for the 12-month period.1 Individual stock selection was the primary contributor to overperformance.

A FOCUS ON OUT-OF-FAVOR STOCKS
WITH LOW P/E RATIOS

Our strategy of emphasizing stocks with low price/earnings (p/e) ratios helped the fund's return, because those stocks outperformed in virtually every sector. We made one of the biggest allocations to consumer discretionary stocks, which usually benefit from an upturn in economic growth. In this area, we favored restaurants, auto-related companies, retailers and apparel companies. Because consumer spending was strong throughout the period, consumer discretionary stocks rose in value and aided the fund's return. In the technology area, we emphasized out-of-favor software and service companies that sell primarily to the US military. At a time when most technology companies struggled, these companies helped boost performance. Our health care stocks also benefited performance. In health care we concentrated on medical device and service companies. We also had one HMO in the portfolio. The fund's energy investments, which were largely in energy services companies, produced modest results.

---------------
1 (c)2002 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.

LIGHT EXPOSURE TO STRONG SECTORS
LIMITED PERFORMANCE

The fund's return was held back by the relatively small commitments we made to some market sectors that produced the biggest gains. For example, early in the period it appeared that interest rates might rise as economic growth accelerated. We added relatively few financial stocks to the portfolio because they tend to perform poorly in a rising interest-rate environment. At the time, the fund's relatively small position in the financial area was positive because financial stocks produced lackluster returns.

As the period progressed, however, economic data was mixed, and concerns about rising interest rates subsided. In this more stable interest-rate environment, financial stocks--especially banks and real estate investment trusts (REITs)--were strong performers. The fund suffered because it had a relatively small exposure to this sector.

Consumer staples stocks were also underrepresented in the portfolio. Consumer staples usually do well in any economic environment, and they made significant gains over the 12 months. Because the fund had relatively small exposure, it did not fully participate in the advance of the sector.

During the first half of the fiscal year, we emphasized companies at the higher end of the fund's capitalization spectrum, which was set at $20 million to $1.9 billion on September 30, 2001. This decision detracted from the fund's results because smaller-cap companies generally did better than those with larger market capitalizations.

MORE POTENTIAL FOR SMALL-CAP VALUE STOCKS

Small-cap value stocks have outperformed the overall market for nearly two years. We believe the investment environment should continue to be supportive of small-cap value stocks and that they have further upside potential. However, we expect returns in the small-cap market to be more modest in the months ahead.

/s/ Stephen D. Barbaro

Stephen D. Barbaro

STEPHEN D. BARBARO, CFA, a vice president of Colonial Management Associates, Inc. (Colonial), has managed the fund since June 2002. Mr. Barbaro has been employed by Fleet Investment Advisors Inc., an affiliate of Colonial, and its predecessors since 1976.


TOP 5 SECTORS AS OF 6/30/02 (%) [bar chart data]:

Consumer discretionary              22.4
Industrials                         19.0
Financials                          18.6
Information Technology              10.1
Materials                           8.4



Sector breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain this breakdown in the future.

Investing in small-cap stocks may present special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

INVESTMENT PORTFOLIO

June 30, 2002


Common Stocks - 96.4%                                                            Shares             Value
----------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 22.4%
AUTOMOBILES & COMPONENTS - 4.0%
  AUTO PARTS & EQUIPMENT - 4.0%
American Axle & Manufacturing
  Holdings, Inc. (a)                                                            150,600     $   4,478,844
BorgWarner, Inc.                                                                 20,200         1,166,752
Lithia Motors, Inc., Class A (a)                                                139,500         3,755,340
Tower Automotive, Inc. (a)                                                      479,100         6,683,445
                                                                                            -------------
                                                                                               16,084,381
                                                                                            -------------
CONSUMER DURABLES & APPAREL - 8.8%
  APPAREL & ACCESSORIES - 3.4%
Fossil, Inc. (a)                                                                233,288         4,796,391
Handleman Co.                                                                   141,750         2,055,375
Kellwood Co.                                                                     96,550         3,137,875
Tommy Hilfiger Corp. (a)                                                        266,800         3,820,576
                                                                                            -------------
                                                                                               13,810,217
                                                                                            -------------
  CONSUMER ELECTRONICS - 0.5%
Harman International Industries, Inc.                                            44,300         2,181,775
                                                                                            -------------

  FOOTWEAR - 2.8%
Skechers U.S.A., Inc., Class A (a)                                              139,300         3,010,273
The Timberland Co., Class A (a)                                                  41,800         1,497,276
Wolverine World Wide, Inc.                                                      373,500         6,517,575
                                                                                            -------------
                                                                                               11,025,124
                                                                                            -------------
  HOME FURNISHINGS - 1.0%
Ethan Allen Interiors, Inc.                                                      44,500         1,550,825
Kimball International, Class B                                                      100             1,639
Stanley Furniture Co., Inc. (a)                                                  95,550         2,555,962
                                                                                            -------------
                                                                                                4,108,426
                                                                                            -------------
  HOUSEHOLD APPLIANCES - 0.6%
Toro Co.                                                                         40,500         2,302,020
                                                                                            -------------

  HOUSEWARES & SPECIALTIES - 0.4%
The Topps Co., Inc. (a)                                                         167,100         1,681,026
                                                                                            -------------

  LEISURE PRODUCTS - 0.1%
Travis Boats & Motors, Inc. (a)                                                 175,875           290,194
                                                                                            -------------

HOTELS, RESTAURANTS & LEISURE - 3.7%
  CASINOS & GAMING - 0.8%
MTR Gaming Group, Inc. (a)                                                      180,000         3,006,000
                                                                                            -------------

  HOTELS - 1.1%
Prime Hospitality Corp. (a)                                                     341,200         4,432,188
                                                                                            -------------
  LEISURE FACILITIES - 1.4%
Six Flags, Inc. (a)                                                             400,100         5,781,445
                                                                                            -------------

  RESTAURANTS - 0.4%
Jack in the Box, Inc. (a)                                                        43,700         1,389,660
                                                                                            -------------

MEDIA - 1.6%
  ADVERTISING - 0.3%
Advo, Inc.                                                                       35,700         1,359,099
                                                                                            -------------


                                                                                 Shares             Value
----------------------------------------------------------------------------------------------------------
  BROADCASTING & CABLE - 1.3%
Alliance Atlantis Communications,
  Inc., Class B (a)                                                             242,900     $   3,011,960
Mediacom Communications Corp. (a)                                               301,100         2,345,569
                                                                                            -------------
                                                                                                5,357,529
                                                                                            -------------
RETAILING - 4.3%
  CATALOG RETAIL - 0.5%
School Specialty, Inc. (a)                                                       80,850         2,147,376
                                                                                            -------------

  SPECIALTY STORES - 3.8%
Aaron Rents, Inc.                                                                89,960         2,154,542
Borders Group, Inc. (a)                                                         189,050         3,478,520
Party City Corp. (a)                                                            141,800         2,311,340
Rent-A-Center, Inc. (a)                                                          41,100         2,384,211
Zale Corp. (a)                                                                  131,300         4,759,625
                                                                                            -------------
                                                                                               15,088,238
                                                                                            -------------
----------------------------------------------------------------------------------------------------------
CONSUMER STAPLES - 0.4%
HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
  HOUSEHOLD PRODUCTS - 0.4%
Church & Dwight Co., Inc.                                                        53,000         1,660,490
                                                                                            -------------
----------------------------------------------------------------------------------------------------------
ENERGY - 6.3%
OIL & GAS EQUIPMENT & SERVICES - 3.0%
Core Laboratories N.V. (a)                                                       55,700           669,514
FMC Technologies, Inc. (a)                                                      136,400         2,831,664
Universal Compression
  Holdings, Inc. (a)                                                            140,500         3,370,595
Veritas DGC, Inc. (a)                                                           148,600         1,872,360
Willbros Group, Inc. (a)                                                        199,500         3,391,500
                                                                                            -------------
                                                                                               12,135,633
                                                                                            -------------
OIL & GAS EXPLORATION & PRODUCTION - 2.4%
3TEC Energy Corp. (a)                                                           102,450         1,785,703
EXCO Resources, Inc. (a)                                                        162,275         2,448,730
Pogo Producing Co.                                                              126,900         4,139,478
Swift Energy Co. (a)                                                             66,600         1,051,614
                                                                                            -------------
                                                                                                9,425,525
                                                                                            -------------

OIL & GAS REFINING & MARKETING - 0.9%
Tesoro Petroleum Corp. (a)                                                      462,900         3,587,475
                                                                                            -------------
----------------------------------------------------------------------------------------------------------
FINANCIALS - 18.6%
BANKS - 10.4%
BancFirst Corp.                                                                   5,160           239,372
Bryn Mawr Bank Corp.                                                             18,085           728,826
Capital City Bank Group, Inc.                                                    12,800           441,984
Capitol Bancorp Ltd.                                                              2,800            66,752
Cascade Bancorp                                                                  54,200           975,600
Chittenden Corp.                                                                 94,500         2,738,610
Community First Bankshares, Inc.                                                 28,400           740,956



See notes to investment portfolio.




                                                                 4


Investment Portfolio (continued)

June 30, 2002


Common Stocks (continued)                                                        Shares             Value
----------------------------------------------------------------------------------------------------------
FINANCIALS (continued)
BANKS (continued)
Corus Bankshares, Inc.                                                            1,400     $      64,287
Cullen/Frost Bankers, Inc.                                                       54,900         1,973,655
Downey Financial Corp.                                                           72,200         3,415,060
FirstFed Financial Corp. (a)                                                    125,700         3,645,300
Flushing Financial Corp.                                                        114,635         2,348,871
Hancock Holding Co.                                                               7,000           471,660
Hudson United Bancorp                                                            84,680         2,418,461
Independence Community
  Bank Corp.                                                                     98,100         2,818,413
Merchants Bancshares, Inc.                                                       32,100           912,282
Mid-State Bancshares                                                             68,800         1,327,840
Provident Bankshares Corp.                                                      136,390         3,231,079
Riggs National Corp.                                                            166,150         2,477,296
Southwest Bancorporation of
  Texas, Inc. (a)                                                                54,400         1,970,368
Staten Island Bancorp, Inc.                                                     123,400         2,369,280
Sterling Bancshares, Inc.                                                        84,280         1,244,816
Texas Regional Bancshares,
  Inc., Class A                                                                  11,300           549,858
TriCo Bancshares                                                                 36,700           971,816
Webster Financial Corp.                                                          99,100         3,789,584
                                                                                            -------------
                                                                                               41,932,026
                                                                                            -------------
DIVERSIFIED FINANCIALS - 2.3%
  CONSUMER FINANCE - 0.7%
Cash America International, Inc.                                                292,900         2,694,680
                                                                                            -------------

  DIVERSIFIED FINANCIAL SERVICES - 1.6%
Affiliated Managers Group, Inc. (a)                                              27,200         1,672,800
American Capital Strategies, Ltd.                                                45,200         1,241,644
MFC Bancorp Ltd.                                                                260,390         2,252,373
Raymond James Financial, Inc.                                                    52,400         1,491,828
                                                                                            -------------
                                                                                                6,658,645
                                                                                            -------------
INSURANCE - 3.2%
  LIFE & HEALTH INSURANCE - 1.1%
AmerUs Group Co.                                                                 42,600         1,580,460
Delphi Financial Group, Inc.,
  Class A                                                                        64,768         2,807,693
                                                                                            -------------
                                                                                                4,388,153
                                                                                            -------------
  PROPERTY & CASUALTY INSURANCE - 1.1%
Fidelity National Financial, Inc.                                               132,841         4,197,763
                                                                                            -------------

  REINSURANCE - 1.0%
RenaissanceRe Holdings Ltd.                                                     104,100         3,810,060
                                                                                            -------------

REAL ESTATE - 2.7%
  REAL ESTATE INVESTMENT TRUSTS - 2.5%
EastGroup Properties, Inc.                                                       37,800           967,680
Kaneb Pipe Line Partners, L.P.                                                   18,900           712,152
Keystone Property Trust                                                          56,700           899,829
MeriStar Hospitality Corp.                                                      104,000         1,586,000
Mid-America Apartment
  Communities, Inc.                                                              47,300         1,265,275



                                                                                 Shares             Value
----------------------------------------------------------------------------------------------------------
Nationwide Health Properties, Inc.                                              113,400     $   2,126,250
RFS Hotel Investors, Inc.                                                        66,150           895,671
TEPPCO Partners L.P.                                                             47,250         1,514,362
                                                                                            -------------
                                                                                                9,967,219
                                                                                            -------------

  REAL ESTATE MANAGEMENT
    & DEVELOPMENT - 0.2%
Getty Realty Corp.                                                               47,300           957,825
                                                                                            -------------
----------------------------------------------------------------------------------------------------------
HEALTH CARE - 4.8%
HEALTH CARE EQUIPMENT & SERVICES - 4.5%
  HEALTH CARE DISTRIBUTORS & SERVICES - 1.9%
MAXIMUS, Inc. (a)                                                                55,700         1,765,690
Owens & Minor, Inc.                                                             137,700         2,720,952
US Oncology, Inc. (a)                                                           364,750         3,038,367
                                                                                            -------------
                                                                                                7,525,009
                                                                                            -------------
  HEALTH CARE FACILITIES - 0.9%
Universal Health Services, Inc.,
  Class B (a)                                                                    69,800         3,420,200
                                                                                            -------------

  HEALTH CARE SUPPLIES - 1.2%
Haemonetics Corp. (a)                                                           118,375         3,456,550
Invacare Corp.                                                                   40,000         1,480,000
                                                                                            -------------
                                                                                                4,936,550
                                                                                            -------------
  MANAGED HEALTH CARE - 0.5%
Coventry Health Care, Inc. (a)                                                   71,400         2,029,188
                                                                                            -------------

PHARMACEUTICALS & BIOTECHNOLOGY - 0.3%
  BIOTECHNOLOGY - 0.3%
IDEXX Laboratories, Inc. (a)                                                     48,800         1,258,552
                                                                                            -------------
----------------------------------------------------------------------------------------------------------
INDUSTRIALS - 19.0%
CAPITAL GOODS - 10.8%
  AEROSPACE & DEFENSE - 1.2%
Precision Castparts Corp.                                                        66,800         2,204,400
United Defense Industries, Inc. (a)                                             118,600         2,727,800
                                                                                            -------------
                                                                                                4,932,200
                                                                                            -------------
  BUILDING PRODUCTS - 0.7%
Nortek, Inc. (a)                                                                 62,000         2,796,200
                                                                                            -------------

  CONSTRUCTION & ENGINEERING - 2.9%
Chicago Bridge & Iron Co. N.V.                                                  112,400         3,168,556
EMCOR Group, Inc. (a)                                                           116,500         6,838,550
Granite Construction, Inc.                                                       63,650         1,610,345
                                                                                            -------------
                                                                                               11,617,451
                                                                                            -------------
  CONSTRUCTION & FARM MACHINERY - 2.6%
AGCO Corp. (a)                                                                  216,100         4,213,950
Oshkosh Truck Corp.                                                              65,100         3,848,061
Terex Corp. (a)                                                                 101,800         2,289,482
                                                                                            -------------
                                                                                               10,351,493
                                                                                            -------------
  INDUSTRIAL MACHINERY - 3.4%
Actuant Corp., Class A (a)                                                       20,000           825,000
Esterline Technologies Corp. (a)                                                230,100         5,223,270
Harsco Corp.                                                                     87,000         3,262,500
Kennametal, Inc.                                                                 43,600         1,595,760
Mueller Industries, Inc. (a)                                                     82,400         2,616,200
                                                                                            -------------
                                                                                               13,522,730
                                                                                            -------------



See notes to investment portfolio.



                                                                 5


Investment Portfolio (continued)

June 30, 2002



Common Stocks (continued)                                                        Shares             Value
----------------------------------------------------------------------------------------------------------
INDUSTRIALS (continued)
COMMERCIAL SERVICES & SUPPLIES - 4.4%
  COMMERCIAL PRINTING - 1.9%
MPS Group, Inc. (a)                                                             318,350     $   2,705,975
PLATO Learning, Inc. (a)                                                        282,740         2,790,644
Valassis Communications, Inc. (a)                                                52,250         1,907,125
                                                                                            -------------
                                                                                                7,403,744
                                                                                            -------------
  DIVERSIFIED COMMERCIAL SERVICES - 1.3%
Pre-Paid Legal Services, Inc. (a)                                               252,165         5,018,084
ProsoftTraining (a)                                                             908,150           354,179
                                                                                            -------------
                                                                                                5,372,263
                                                                                            -------------
  EMPLOYMENT SERVICES - 0.7%
Spherion Corp. (a)                                                              242,070         2,880,633
                                                                                            -------------

  OFFICE SERVICES & SUPPLIES - 0.5%
United Stationers, Inc. (a)                                                      60,200         1,830,080
                                                                                            -------------

TRANSPORTATION - 3.8%
  TRUCKING - 3.8%
Arkansas Best Corp. (a)                                                         155,900         3,972,332
Covenant Transport, Inc. (a)                                                     35,050           744,813
Landstar System, Inc. (a)                                                        51,200         5,470,720
Werner Enterprises, Inc.                                                        243,550         5,190,050
                                                                                            -------------
                                                                                               15,377,915
                                                                                            -------------
----------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 10.1%
SOFTWARE & SERVICES - 2.2%
  INFORMATION TECHNOLOGY CONSULTING
    & SERVICES - 1.9%
American Management Systems, Inc. (a)                                            94,500         1,805,895
CACI International, Inc., Class A (a)                                            80,500         3,074,295
ProQuest Co. (a)                                                                 66,100         2,346,550
Tanning Technology Corp. (a)                                                    363,140           399,454
                                                                                            -------------
                                                                                                7,626,194
                                                                                            -------------
  SYSTEMS SOFTWARE - 0.3%
Sybase, Inc. (a)                                                                114,000         1,202,700
                                                                                            -------------

TECHNOLOGY HARDWARE & EQUIPMENT - 7.9%
  COMPUTER STORAGE & PERIPHERALS - 0.5%
Imation Corp. (a)                                                                68,500         2,038,560
                                                                                            -------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.6%
Amphenol Corp., Class A (a)                                                      97,200         3,499,200
Anixter International, Inc. (a)                                                  73,000         1,715,500
Littelfuse, Inc. (a)                                                             91,400         2,114,082
Nam Tai Electronics, Inc.                                                       157,585         3,107,576
Park Electrochemical Corp.                                                       52,750         1,397,875
Tektronix, Inc. (a)                                                              44,000           823,240
Varian, Inc. (a)                                                                 50,900         1,677,155
                                                                                            -------------
                                                                                               14,334,628
                                                                                            -------------



                                                                                 Shares             Value
----------------------------------------------------------------------------------------------------------
  OFFICE ELECTRONICS - 0.4%
Zebra Technologies Corp.,
  Class A (a)                                                                    34,700     $   1,673,234
                                                                                            -------------
  SEMICONDUCTOR EQUIPMENT - 1.4%
Mykrolis Corp. (a)                                                              442,208         5,222,476
Trikon Technologies, Inc. (a)                                                    61,730           554,953
                                                                                            -------------
                                                                                                5,777,429
                                                                                            -------------
  SEMICONDUCTORS - 1.1%
ESS Technology, Inc. (a)                                                        139,835         2,452,706
Standard Microsystems Corp. (a)                                                  79,560         1,878,412
                                                                                            -------------
                                                                                                4,331,118
                                                                                            -------------
  TELECOMMUNICATIONS EQUIPMENT - 0.9%
Andrew Corp. (a)                                                                 98,900         1,475,588
Centillium Communications, Inc. (a)                                             228,250         1,990,340
                                                                                            -------------
                                                                                                3,465,928
                                                                                            -------------
----------------------------------------------------------------------------------------------------------
MATERIALS - 8.4%
CHEMICALS - 2.7%
  FERTILIZERS & AGRICULTURAL CHEMICALS - 0.9%
IMC Global, Inc.                                                                298,000         3,725,000
                                                                                            -------------

  SPECIALTY CHEMICALS - 1.8%
Cytec Industries, Inc. (a)                                                      122,500         3,851,400
Lubrizol Corp.                                                                   68,400         2,291,400
OM Group, Inc.                                                                   17,400         1,078,800
                                                                                            -------------
                                                                                                7,221,600
                                                                                            -------------
CONSTRUCTION MATERIALS - 0.5%
Centex Construction Products, Inc.                                               32,000         1,164,800
Texas Industries, Inc.                                                           25,740           810,553
                                                                                            -------------
                                                                                                1,975,353
                                                                                            -------------
CONTAINERS & PACKAGING - 0.5%
  METAL & GLASS CONTAINERS - 0.5%
AptarGroup, Inc.                                                                 62,300         1,915,725
                                                                                            -------------

METALS & MINING - 3.5%
  DIVERSIFIED METALS & MINING - 1.1%
Peabody Energy Corp.                                                            154,600         4,375,180
                                                                                            -------------

  STEEL - 2.4%
GrafTech International Ltd. (a)                                                 302,000         3,714,600
Reliance Steel & Aluminum Co.                                                   189,000         5,764,500
                                                                                            -------------
                                                                                                9,479,100
                                                                                            -------------
PAPER & FOREST PRODUCTS - 1.2%
  FOREST PRODUCTS - 0.6%
Rayonier, Inc.                                                                   52,600         2,584,238
                                                                                            -------------

  PAPER PRODUCTS - 0.6%
Boise Cascade Corp.                                                              72,800         2,513,784
                                                                                            -------------
----------------------------------------------------------------------------------------------------------




See notes to investment portfolio.



                                                                 6


Investment Portfolio (continued)

June 30, 2002


Common Stocks (continued)                                                        Shares             Value
----------------------------------------------------------------------------------------------------------
UTILITIES - 6.4%
ELECTRIC UTILITIES - 2.5%
Public Service Co. of New Mexico                                                167,200     $   4,046,240
RGS Energy Group, Inc.                                                           82,600         3,237,920
UIL Holdings Corp.                                                               51,300         2,793,798
                                                                                            -------------
                                                                                               10,077,958
                                                                                            -------------
GAS UTILITIES - 3.6%
Energen Corp.                                                                   134,000         3,685,000
Northwest Natural Gas Co.                                                       115,300         3,314,875
NUI Corp.                                                                        50,900         1,399,750
ONEOK, Inc.                                                                     107,000         2,348,650
UGI Corp.                                                                       115,500         3,689,070
                                                                                            -------------
                                                                                               14,437,345
                                                                                            -------------
MULTI-UTILITIES - 0.3%
Vectren Corp.                                                                    48,800         1,224,880
                                                                                            -------------

TOTAL COMMON STOCKS
  (cost of $329,898,125)                                                                      386,694,354
                                                                                            -------------

PREFERRED STOCK - 0.6%
----------------------------------------------------------------------------------------------------------
ENERGY - 0.6%
OIL & GAS EXPLORATION & PRODUCTION - 0.6%
EXCO Resources, Inc.
  (cost of $2,463,744)                                                          160,400         2,526,300
                                                                                            -------------

TOTAL INVESTMENTS - 97.0%
  (cost of $332,361,869) (b)                                                                  389,220,654
                                                                                            -------------

OTHER ASSETS & LIABILITIES, NET - 3.0%                                                         11,936,461
---------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                         $ 401,157,115
                                                                                            =============

NOTES TO INVESTMENT PORTFOLIO:
(a) Non-income producing.
(b) Cost for federal income tax purposes is $334,227,155.


See notes to financial statements.

STATEMENT OF ASSETS & LIABILITIES

June 30, 2002

ASSETS:
Investments, at cost                       $332,361,869
                                           ------------
Investments, at value                      $389,220,654
Foreign currency (cost of $5,586)                 5,612
Receivable for:
   Investments sold                          24,294,416
   Fund shares sold                             747,068
   Dividends                                    262,276
Deferred Trustees' compensation plan             10,476
                                           ------------
     Total Assets                           414,540,502
                                           ------------
LIABILITIES:
Payable to custodian bank                       829,776
Payable for:
   Investments purchased                      6,187,698
   Fund shares repurchased                    1,687,608
   Management fee                               285,183
   Transfer agent fee                           151,226
   Pricing and bookkeeping fees                  12,666
Deferred Trustees' fee                           10,476
Other liabilities                               218,754
Notes payable                                 4,000,000
                                           ------------
     Total Liabilities                       13,383,387
                                           ------------
NET ASSETS                                 $401,157,115
                                           ============
COMPOSITION OF NET ASSETS:
Paid-in capital                            $302,346,206
Accumulated net investment loss                 (22,352)
Accumulated net realized gain                41,974,450
Net unrealized appreciation on:
   Investments                               56,858,785
   Foreign currency translations                     26
                                           ------------
NET ASSETS                                 $401,157,115
                                           ============
CLASS A:
Net assets                                 $142,551,326
Shares outstanding                            3,797,461
                                           ------------
Net asset value per share                  $      37.54(a)
                                           ============
Maximum offering price per share
   ($37.54/0.9425)                         $      39.83(b)
                                           ============
CLASS B:
Net assets                                 $231,601,621
Shares outstanding                            6,713,752
                                           ------------
Net asset value and offering
   price per share                         $      34.50(a)
                                           ============
Class C:
Net assets                                 $ 26,725,859
Shares outstanding                              751,016
                                           ------------
Net asset value and offering
   price per share                              $ 35.59(a)
                                           ============
Class Z:
Net assets                                 $    278,309
Shares outstanding                                7,270
                                           ------------
Net asset value, offering and redemption
   price per share                         $      38.28
                                           ============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)  On sales of $50,000 or more the offering price is reduced.




STATEMENT OF OPERATIONS

For the Year Ended June 30, 2002


INVESTMENT INCOME:
Dividends                                  $  3,468,951
Interest                                        539,575
                                           ------------
   Total Investment Income (net of
      foreign taxes withheld of $828)         4,008,526
                                           ------------
EXPENSES:
Management fee                                3,129,624
Distribution fee:
   Class B                                    1,700,408
   Class C                                      196,964
Service fee:
   Class A                                      346,296
   Class B                                      566,803
   Class C                                       65,654
Pricing and bookkeeping fees                    153,865
Transfer agent fee                            1,719,582
Custody fee                                       7,289
Trustees' fee                                     3,098
Other expenses                                  171,887
                                           ------------
   Total Operating Expenses                   8,061,470
Custody earnings credit                          (1,093)
                                           ------------
   Net Operating Expenses                     8,060,377
Interest expense                                  6,523
                                           ------------
   Net Expenses                               8,066,900
                                           ------------
Net Investment Loss                          (4,058,374)
                                           ------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY:
Net realized gain (loss) on:
   Investments                               58,392,543
   Foreign currency transactions                 (4,696)
                                           ------------
     Net realized gain                       58,387,847
                                           ------------
Net change in unrealized
   appreciation/depreciation on:
   Investments                              (32,701,060)
   Foreign currency translations                     26
                                           ------------
   Net change in unrealized
     appreciation/depreciation              (32,701,034)
                                           ------------
Net Gain                                     25,686,813
                                           ------------
Net Increase in Net Assets
   from Operations                         $ 21,628,439
                                           ------------



See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                 YEAR            YEAR
                                ENDED            ENDED
Increase (Decrease)            JUNE 30,        JUNE 30,
in Net Assets:                   2002            2001
--------------------------------------------------------
OPERATIONS:
Net investment loss         $ (4,058,374)  $ (2,720,395)
Net realized gain on
   investments and foreign
   currency transactions      58,387,847     12,289,976
Net change in unrealized
   appreciation/depreciation
   on investments and
   foreign currency
   translations              (32,701,034)    61,903,080
                             -----------    -----------
Net Increase from
   Operations                 21,628,439     71,472,661
                             -----------    -----------

DISTRIBUTIONS DECLARED
 TO SHAREHOLDERS:
From net realized gains:
   Class A                    (7,800,640)    (4,992,780)
   Class B                   (13,987,582)   (10,069,036)
   Class C                    (1,592,552)    (1,108,786)
   Class Z                        (2,929)      (424,970)
                             -----------    -----------
Total Distributions Declared
   to Shareholders           (23,383,703)   (16,595,572)
                             -----------    -----------

SHARE TRANSACTIONS:
Class A:
   Subscriptions              53,059,505    300,420,373
   Distributions reinvested    7,219,388      4,711,815
   Redemptions               (55,553,340)  (326,432,535)
                             -----------    -----------
    Net Increase
      (Decrease)               4,725,553    (21,300,347)
                             -----------    -----------
Class B:
   Subscriptions              30,482,462     20,417,443
   Distributions reinvested   12,980,455      9,309,407
   Redemptions               (49,601,770)   (59,129,110)
                             -----------    -----------
    Net Decrease              (6,138,853)   (29,402,260)
                             -----------    -----------
Class C:
   Subscriptions              10,286,661      6,343,823
   Distributions reinvested    1,494,944      1,008,788
   Redemptions               (12,743,085)   (10,392,722)
                             -----------    -----------
    Net Decrease                (961,480)    (3,040,111)
                             -----------    -----------
Class Z:
   Subscriptions               2,812,109        778,967
   Distributions reinvested        2,929        424,970
   Redemptions                (2,729,444)   (13,544,130)
                             -----------    -----------
    Net Increase
       (Decrease)                 85,594    (12,340,193)
                             -----------    -----------




                                YEAR          YEAR
                               ENDED          ENDED
                              JUNE 30,      JUNE 30,
                                2002          2001
------------------------------------------------------
Net Decrease
   from Share Transactions  $ (2,289,186) $ (66,082,911)
                             -----------    -----------
Total Decrease in Net Assets  (4,044,450)   (11,205,822)

NET ASSETS:
Beginning of period          405,201,565    416,407,387
                             -----------    -----------
End of period (including
   accumulated net
   investment loss of
   $(22,352) and
   $(16,292), respectively) $401,157,115   $405,201,565
                             ===========    ===========

CHANGES IN SHARES:
Class A:
   Subscriptions               1,430,207      8,720,272
   Issued for distributions
     reinvested                  209,761        138,557
   Redemptions                (1,498,114)    (9,471,865)
                             -----------    -----------
     Net Increase
      (Decrease)                 141,854       (613,036)
                             -----------    -----------
Class B:
   Subscriptions                 888,991        625,636
   Issued for distributions
     reinvested                  408,704        292,567
   Redemptions                (1,472,464)    (1,815,964)
                             -----------    -----------
    Net Decrease                (174,769)      (897,761)
                             -----------    -----------
Class C:
   Subscriptions                 288,321        187,085
   Issued for distributions
     reinvested                   45,483         30,803
   Redemptions                  (359,383)      (311,163)
                             -----------    -----------
    Net Decrease                 (25,579)       (93,275)
                             -----------    -----------
Class Z:
   Subscriptions                  76,822         22,474
   Issued for distributions
     reinvested                       84         12,304
   Redemptions                   (70,189)      (380,500)
                             -----------    -----------
    Net Increase
      (Decrease)                   6,717       (345,722)
                             -----------    -----------



See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2002




NOTE 1. ACCOUNTING POLICIES


ORGANIZATION:

Liberty Small-Cap Value Fund (the "Fund"), a series of Liberty Funds Trust VI, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund's investment goal is to seek long-term growth by investing primarily in smaller capitalization equities. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to an annual distribution fee and a contingent deferred sales charge on redemptions made within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Investments for which market quotations are not readily available are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET
VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class A, Class B and Class C net investment income per share data reflects the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only. Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME:

Interest income is recorded on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders are recorded on the ex-date.

June 30, 2002




OTHER:

Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.


NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing net operating losses and partnership reclassifications. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended June 30, 2002, permanent items identified and reclassified among the components of net assets are as follows:

       ACCUMULATED       ACCUMULATED
     NET INVESTMENT     NET REALIZED     PAID-IN
          LOSS              GAIN         CAPITAL
------------------------------------------------
       $4,052,314        $(3,623,343)  $(428,971)

Net investment loss, net realized gains, and net assets were not affected by this reclassification.

As of June 30, 2002, the components of distributable earnings on a tax basis were as follows:

      UNDISTRIBUTED   UNDISTRIBUTED
        ORDINARY        LONG-TERM       UNREALIZED
         INCOME        CAPITAL GAINS   APPRECIATION(1)
---------------------------------------------------
           $--          $43,839,736     $54,993,499

(1) The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.



NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's average daily net assets as follows:

   AVERAGE DAILY NET ASSETS         ANNUAL FEE RATE
   ------------------------         ---------------
   First $1 billion                      0.80%
   Over $1 billion                       0.75%

On November 1, 2001, Liberty Financial Companies, Inc., the former parent of the Advisor, completed the sale of its asset management business, including the Advisor, to a subsidiary of FleetBoston Financial Corporation. This transaction resulted in a change of control of the Advisor and, therefore, an assignment of the Advisor's investment advisory contract with the Fund. The Fund had obtained approval of a new investment advisory contract by the Fund's Board of Trustees and shareholders, which became effective upon completion of the sale. The new contract is identical to the prior contract in all material respects except for its effective and termination dates.

BOOKKEEPING FEE:

The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the year ended June 30, 2002, the net asset based fee rate was 0.0035%.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's

June 30, 2002


average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. For the year ended June 30, 2002, the Fund has been advised that the Distributor retained net underwriting discounts of $24,511 on sales of the Fund's Class A shares and received contingent deferred sales charges ("CDSC") of $2,858, $536,949 and $3,073 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B and Class C shares as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan, which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $1,093 of custody fees were reduced by balance credits for the year ended June 30, 2002. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.


NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the year ended June 30, 2002, purchases and sales of investments, other than short-term obligations, were $285,290,142 and $314,041,975, respectively.

Unrealized appreciation (depreciation) at June 30, 2002, based on cost of investments for federal income tax purposes, was:

   Gross unrealized appreciation        $ 69,561,032
   Gross unrealized depreciation         (14,567,533)
                                        ------------
       Net unrealized appreciation      $ 54,993,499
                                        ============

OTHER:

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.


NOTE 5. LINE OF CREDIT

The Fund has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 331/3% of the value of its total net assets (exclusive of borrowings). The Fund is part of a $200,000,000 credit facility that has been set up as a means of borrowing. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or
(3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire $200,000,000 at any particular time. For the year ended June 30, 2002, the average daily loan balance outstanding on days where borrowings existed was $8,500,000, at a weighted average interest rate of 2.78%.


NOTE 6. OTHER RELATED PARTY TRANSACTIONS

For the year ended June 30, 2002, the Fund used AlphaTrade Inc., a wholly-owned subsidiary of the Advisor, as a broker. Total commissions paid to AlphaTrade Inc. during the period were $82,614.


FINANCIAL HIGHLIGHTS


Selected data for a share outstanding throughout each period is as follows:

                                                                               YEAR ENDED JUNE 30,
                                                    --------------------------------------------------------------------
CLASS A SHARES                                          2002           2001          2000           1999          1998
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $  37.49       $  32.56       $  30.36      $  34.21       $  30.57
                                                     --------       --------       --------      --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (a)                                 (0.20)         (0.06)         (0.10)        (0.16)         (0.10)
Net realized and unrealized gain (loss) on
   investments and foreign currency                      2.42           6.38           2.30         (3.69)          5.79
                                                     --------       --------       --------      --------       --------
     Total from Investment Operations                    2.22           6.32           2.20         (3.85)          5.69
                                                     --------       --------       --------      --------       --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                              --             --             --            --             (2.02)
From net realized gains                                 (2.17)         (1.39)         --            --             (0.03)
                                                     --------       --------       --------      --------       --------
     Total Distributions Declared to Shareholders       (2.17)         (1.39)         --            --             (2.05)
                                                     --------       --------       --------      --------       --------
NET ASSET VALUE, END OF PERIOD                        $ 37.54        $ 37.49        $ 32.56       $ 30.36        $ 34.21
                                                     ========       ========       ========      ========       ========
Total return (b)                                         6.43%         19.86%          7.25%      (11.25)%         18.95%
                                                     ========       ========       ========      ========       ========
RATIOS TO AVERAGE NET ASSETS:
Expenses (c)                                             1.57%          1.58%          1.49%         1.49%          1.42%
Net investment loss (c)                                 (0.55)%       (0.18)%        (0.33)%        (0.57)%       (0.28)%
Portfolio turnover rate                                    77%            29%            77%           53%            35%
Net assets, end of period (000's)                     $142,551       $137,042       $138,969      $263,436       $401,929

(a)Per share data was calculated using average shares outstanding during the period.
(b)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.


                                                                               YEAR ENDED JUNE 30,
                                                    --------------------------------------------------------------------
CLASS B SHARES                                          2002           2001          2000           1999          1998
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $  34.88       $  30.64       $  28.78      $  32.67       $  29.49
                                                     --------       --------       --------      --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (a)                                 (0.44)         (0.31)         (0.31)        (0.36)         (0.34)
Net realized and unrealized gain (loss) on
   investments and foreign currency                      2.23           5.94           2.17         (3.53)          5.57
                                                     --------       --------       --------      --------       --------
     Total from Investment Operations                    1.79           5.63           1.86         (3.89)          5.23
                                                     --------       --------       --------      --------       --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                              --             --             --            --             (2.02)
From net realized gains                                 (2.17)         (1.39)         --            --             (0.03)
                                                     --------       --------       --------      --------       --------
     Total Distributions Declared to Shareholders       (2.17)         (1.39)         --            --             (2.05)
                                                     --------       --------       --------      --------       --------
NET ASSET VALUE, END OF PERIOD                        $ 34.50        $ 34.88        $ 30.64       $ 28.78        $ 32.67
                                                     ========       ========       ========      ========       ========
Total return (b)                                         5.65%         18.83%          6.46%      (11.91)%         18.05%
                                                     ========       ========       ========      ========       ========
RATIOS TO AVERAGE NET ASSETS:
Expenses (c)                                             2.32%          2.33%          2.24%         2.24%          2.17%
Net investment loss (c)                                 (1.30)%       (0.93)%        (1.08)%        (1.32)%       (1.03)%
Portfolio turnover rate                                    77%            29%            77%           53%            35%
Net assets, end of period (000's)                    $231,602       $240,252       $238,607      $307,252       $370,699

(a)Per share data was calculated using average shares outstanding during the period.
(b)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(c)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.




13

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period is as follows:
                                                                               YEAR ENDED JUNE 30,
                                                    --------------------------------------------------------------------
CLASS C SHARES                                          2002           2001          2000           1999          1998
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $  35.91       $  31.50       $  29.59      $  33.59       $  30.24
                                                     --------       --------       --------      --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (a)                                 (0.45)         (0.31)         (0.32)        (0.37)         (0.35)
Net realized and unrealized gain (loss) on
   investments and foreign currency                      2.30           6.11           2.23         (3.63)          5.75
                                                     --------       --------       --------      --------       --------
     Total from Investment Operations                    1.85           5.80           1.91         (4.00)          5.40
                                                     --------       --------       --------      --------       --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                              --             --             --            --             (2.02)
From net realized gains                                 (2.17)         (1.39)         --            --             (0.03)
                                                     --------       --------       --------      --------       --------
     Total Distributions Declared to Shareholders       (2.17)         (1.39)         --            --             (2.05)
                                                     --------       --------       --------      --------       --------
NET ASSET VALUE, END OF PERIOD                        $ 35.59        $ 35.91        $ 31.50       $ 29.59        $ 33.59
                                                     ========       ========       ========      ========       ========
Total return (b)                                         5.66%         18.85%          6.45%      (11.91)%         18.17%
                                                     ========       ========       ========      ========       ========
RATIOS TO AVERAGE NET ASSETS:
Expenses (c)                                             2.32%          2.33%          2.24%         2.24%          2.17%
Net investment loss (c)                                 (1.30)%       (0.93)%        (1.08)%        (1.32)%       (1.03)%
Portfolio turnover rate                                    77%            29%            77%           53%            35%
Net assets, end of period (000's)                    $ 26,726       $ 27,886       $ 27,400      $ 35,987       $ 38,562

(a)Per share data was calculated using average shares outstanding during the period.
(b)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(c)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

                                                                               YEAR ENDED JUNE 30,
                                                    --------------------------------------------------------------------
CLASS Z SHARES                                          2002           2001          2000           1999          1998
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $  38.09       $  33.01       $  30.70      $  34.49       $  30.74
                                                     --------       --------       --------      --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)                        (0.12)          0.02          (0.02)        (0.09)         (0.01)
Net realized and unrealized gain (loss) on
   investments and foreign currency                      2.48           6.45           2.33         (3.70)          5.81
                                                     --------       --------       --------      --------       --------
     Total from Investment Operations                    2.36           6.47           2.31         (3.79)          5.80
                                                     --------       --------       --------      --------       --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                              --             --             --            --             (2.02)
From net realized gains                                 (2.17)         (1.39)         --            --             (0.03)
                                                     --------       --------       --------      --------       --------
     Total Distributions Declared to Shareholders       (2.17)         (1.39)         --            --             (2.05)
                                                     --------       --------       --------      --------       --------
NET ASSET VALUE, END OF PERIOD                        $ 38.28        $ 38.09        $ 33.01       $ 30.70        $ 34.49
                                                     ========       ========       ========      ========       ========
Total return (b)                                         6.71%         20.05%          7.52%      (10.99)%         19.21%
                                                     ========       ========       ========      ========       ========
RATIOS TO AVERAGE NET ASSETS:
Expenses (c)                                             1.32%          1.33%          1.24%         1.24%          1.17%
Net investment income (loss) (c)                        (0.30)%         0.07%        (0.08)%        (0.32)%       (0.03)%
Portfolio turnover rate                                    77%            29%            77%           53%            35%
Net assets, end of period (000's)                      $  278         $   21       $ 11,431      $ 11,654        $ 6,298

(a)Per share data was calculated using average shares outstanding during the period.
(b)Total return at net asset value assuming all distributions reinvested.
(c)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.



REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Liberty Funds Trust VI and the Shareholders of Liberty Small-Cap
Value Fund

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liberty Small-Cap Value Fund (the "Fund") (a series of Liberty Funds Trust VI) at June 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Boston, Massachusetts
August 16, 2002

UNAUDITED INFORMATION



FEDERAL TAX INFORMATION

For the fiscal year ended June 30, 2002, the Fund designates long-term capital gains of $54,752,517.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

TRUSTEES


The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee, and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty funds. The Statement of Additional Information (SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.

                                         Year first                                                  Number of
                                         elected or                                             portfolios in fund      Other
                           Position with  appointed       Principal occupation(s)                complex overseen   directorships
Name, address and age      Liberty Funds  to office       during past five years                     by trustee         held
---------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (age 46)     Trustee      2000     President of UAL Loyalty Services and Executive        101         None
c/o Liberty Funds Group LLC                          Vice President of United Airlines (airline) since
One Financial Center                                 September 2001 (formerly Executive Vice
Boston, MA 02111                                     President from July 1999 to September 2001);
                                                     Chief Financial Officer of United Airlines since
                                                     July 1999; Senior Vice President and Chief
                                                     Financial Officer of UAL, Inc. prior thereto

Janet Langford Kelly (age 44)  Trustee      2000     Executive Vice President-Corporate Development         101         None
c/o Liberty Funds Group LLC                          and Administration, General Counsel and
One Financial Center                                 Secretary, Kellogg Company (food manufacturer),
Boston, MA 02111                                     since September 1999; Senior Vice President,
                                                     Secretary and General Counsel, Sara Lee
                                                     Corporation (branded, packaged, consumer-
                                                     products manufacturer) prior thereto

Richard W. Lowry (age 66)      Trustee      1995     Private Investor since 1987 (formerly                  103        None
c/o Liberty Funds Group LLC                          Chairman and Chief Executive Officer, U.S.
One Financial Center                                 Plywood Corporation [building products
Boston, MA 02111                                     manufacturer])

Salvatore Macera (age 71)      Trustee      1998     Private Investor since 1981 (formerly Executive        101        None
c/o Liberty Funds Group LLC                          Vice President and Director of Itek Corporation
One Financial Center                                 (electronics) from 1975 to 1981)
Boston, MA 02111

Charles R. Nelson (age 59)     Trustee      2000     Van Voorhis Professor, Department of Economics,        101        None
c/o Liberty Funds Group LLC                          University of Washington; consultant on
One Financial Center                                 econometric and statistical matters
Boston, MA 02111

John J. Neuhauser (age 59)     Trustee      1985     Academic Vice President and Dean of Faculties          103      Saucony, Inc.
c/o Liberty Funds Group LLC                          since August 1999, Boston College (formerly                 (athletic footwear)
One Financial Center                                 Dean, Boston College School of Management                   and SkillSoft Corp.
Boston, MA 02111                                     from September 1977 to September 1999)                        (e-learning)

Thomas E. Stitzel (age 66)     Trustee      1998     Business Consultant since 1999 (formerly               101        None
c/o Liberty Funds Group LLC                          Professor of Finance from 1975 to 1999 and Dean
One Financial Center                                 from 1977 to 1991, College of Business, Boise State
Boston, MA 02111                                     University); Chartered Financial Analyst

Thomas C. Theobald (age 65)    Trustee      2000     Managing Director, William Blair Capital Partners      101  Xerox Corporation
c/o Liberty Funds Group LLC                          (private equity investing) since 1994 (formerly             (business products
One Financial Center                                 Chief Executive Officer and Chairman of the                    and services),
Boston, MA 02111                                     Board of Directors, Continental Bank                             Anixter
                                                     Corporation)                                                  International
                                                                                                                  (network support
                                                                                                                     equipment
                                                                                                                 distributor), Jones
                                                                                                                    Lang LaSalle
                                                                                                                    (real estate
                                                                                                                management services)
                                                                                                                    and MONY Group
                                                                                                                   (life insurance)



19


TRUSTEES (CONTINUED)

                                         Year first                                                  Number of
                                         elected or                                             portfolios in fund      Other
                           Position with  appointed       Principal occupation(s)                complex overseen   directorships
Name, address and age      Liberty Funds  to office       during past five years                     by trustee         held
---------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Anne-Lee Verville (age 57)     Trustee      1998     Author and speaker on educational systems needs        101    Chairman of the
c/o Liberty Funds Group LLC                          (formerly General Manager, Global Education                 Board of Directors,
One Financial Center                                 Industry from 1994 to 1997, and President,                   Enesco Group, Inc.
Boston, MA 02111                                     Applications Solutions Division from 1991 to                (designer, importer
                                                     1994, IBM Corporation [global education and                  and distributor of
                                                     global applications])                                           giftware and
                                                                                                                     collectibles)




INTERESTED TRUSTEES
William E. Mayer* (age 62)     Trustee      1994     Managing Partner, Park Avenue Equity Partners          103    Lee Enterprises
c/o Liberty Funds Group LLC                          (private equity fund) since February 1999                    (print and online
One Financial Center                                 (formerly Founding Partner, Development Capital            media), WR Hambrecht
Boston, MA 02111                                     LLC from November 1996 to February 1999;                      + Co. (financial
                                                     Dean and Professor, College of Business and                  service provider),
                                                     Management, University of Maryland from                    First Health (health
                                                     October 1992 to November 1996)                              care) and  Systech
                                                                                                                   Retail Systems
                                                                                                                  (retail industry
                                                                                                                technology provider)

Joseph R. Palombo* (age 49)    Trustee      2000     Chief Operating Officer of Columbia                    101          None
One Financial Center            and                  Management Group, Inc. since November 2001;
Boston, MA 02111              Chairman               formerly Chief Operations Officer of Mutual
                               of the                Funds, Liberty Financial Companies, Inc. from
                                Board                August 2000 to November 2001; Executive Vice
                                                     President of Stein Roe & Farnham Incorporated
                                                     (Stein Roe) since April 1999; Executive Vice
                                                     President and Director of the Advisor since April
                                                     1999; Executive Vice President and Chief
                                                     Administrative Officer of Liberty Funds Group
                                                     LLC (LFG) since April 1999; Director of Stein Roe
                                                     since September 2000; Trustee and Chairman of
                                                     the Board of Stein Roe Mutual Funds since October
                                                     2000; Manager of Stein Roe Floating Rate
                                                     Limited Liability Company since October 2000
                                                     (formerly Vice President of Liberty Funds from
                                                     April 1999 to August 2000; Chief Operating
                                                     Officer and Chief Compliance Officer, Putnam
                                                     Mutual Funds from December 1993 to March 1999)


* Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht + Co. a registered broker-dealer. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.

OFFICERS AND TRANSFER AGENT

                                       Year first
                                       elected or
                         Position with  appointed
Name, address and age    Liberty Funds  to office Principal occupation(s) during past five years
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
Keith T. Banks (age 46)    President     2001     President of Liberty Funds since November 2001; Chief Investment Officer and Chief
Columbia Management Group, Inc.                   Executive Officer of Columbia Management Group since 2001; President, Chief
590 Madison Avenue, 36th Floor                    Executive Officer and Chief Investment Officer of Fleet Investment Advisors Inc.
Mail Stop NY EH 30636A                            since 2000 (formerly Managing Director and Head of U.S. Equity, J.P. Morgan
New York, NY 10022                                Investment Management from November 1996 to August 2000)

Vicki L. Benjamin (age 41)    Chief      2001     Controller of the Liberty Funds and Liberty All-Star Funds since May 2002; Chief
One Financial Center        Accounting            Accounting Officer of the Liberty Funds and Liberty All-Star Funds since June
Boston, MA 02111            Officer and           2001; Vice President of LFG since April 2001 (formerly Vice President, Corporate
                            Controller            Audit, State Street Bank and Trust Company from May 1998 to April 2001; Audit
                                                  Manager from July 1994 to June 1997; Senior Audit Manager from July 1997 to May
                                                  1998, Coopers & Lybrand, LLP)

J. Kevin Connaughton (age 38) Treasurer  2000     Treasurer of the Liberty Funds and Liberty All-Star Funds since December 2000
One Financial Center                              (formerly Controller of the Liberty Funds and Liberty All-Star Funds from February
Boston, MA 02111                                  1998 to October 2000); Treasurer of Stein Roe Funds since February 2001 (formerly
                                                  Controller from May 2000 to February 2001); Senior Vice President of LFG since
                                                  January 2001 (formerly Vice President from April 2000 to January 2001; Vice
                                                  President of the Advisor from February 1998 to October 2000; Senior Tax Manager;
                                                  Coopers & Lybrand, LLP from April 1996 to January 1998)

Jean S. Loewenberg (age 57) Secretary     2002    Secretary of Liberty Funds and Liberty All-Star Funds since February 2002; Senior
One Financial Center                              Vice President and Group Senior Counsel, Fleet National Bank since November 1996
Boston, MA 02111


IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Small-Cap Value Fund is:

Liberty Funds Services, Inc.
PO Box 8081
Boston, MA  02266-8081

PLEASE MAKE A NOTE OF OUR NEW MAILING ADDRESS, EFFECTIVE IMMEDIATELY.

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Small-Cap Value Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.




Annual Report:
Liberty Small-Cap Value Fund

Liberty Small-Cap Value Fund  Annual Report, June 30, 2002


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A Member of Columbia Management Group

(c) 2002 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA  02111-2621



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